Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2023
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001485894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 06, 2023
Effective Date	dei_DocumentEffectiveDate	Apr. 06, 2023
Prospectus Date	rr_ProspectusDate	Apr. 06, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
BetaBuilders U.S. Treasury Bond 1-3 Year ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BBSB
BetaBuilders U.S. Treasury Bond 3-10 Year ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BBIB
BetaBuilders U.S. Treasury Bond 20+ Year ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BBLB
BetaBuilders U.S. TIPS 0-5 Year ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BBIP